Announcements and subsequent events	6 Months Ended
Jun. 30, 2020
Disclosure Of Additional Information [Abstract]
Announcements and subsequent events	COVID-19 pandemic
AngloGold Ashanti recognises that all our stakeholders have a direct and material interest in the way in which we, as a business, prepare for and respond to COVID-19 at our operations, in our communities and in the regions and countries in which we operate. We are guided by our values and a pledge to protect the health of our employees and host communities, while working to ensure business continuity.

AngloGold Ashanti has worked alongside authorities and key stakeholders in each operating country to assist public health efforts and to help slow the spread of the virus. Measures have been taken to help protect the well-being of our employees and communities.

During the first six months of 2020, temporary suspensions were in place during the months of March and April at Serra Grande in Brazil, at Cerro Vanguardia (CVSA) in Argentina and at our South African operations, in line with local lockdown regulations. Serra Grande resumed operations on 5 April 2020 and continues to operate at normalised levels. At CVSA, operations resumed on 6 April 2020, initially processing stockpiles at planned production rates. Since the shift change on 19 April 2020, the mine has restarted open pit and underground mining operations, but cross-border travel restrictions, which have impacted the ability to fully operate the underground and open-pit operations, continue.

In South Africa, surface processing operations restarted on 6 April 2020 and are operating at planned production rates. At the Mponeng underground mine, the ramp-up of operations to 50% capacity commenced on 15 April 2020 and production resumed on 4 May 2020 following safe start-up and screening procedures. However, on 24 May 2020, following the detection of the first positive COVID-19 case amongst its workforce at Mponeng, the Company voluntarily halted its operations at the Mponeng mine in order to facilitate contact tracing and to again deep clean and sanitize the workplace and key infrastructure. The Mponeng mine resumed operations on 1 June 2020 and ramped up to 50% production capacity by 4 June 2020. The mine is currently in the process of ramping-up to 100% capacity. Subsequent to 30 June 2020, the South African mining industry, through the Minerals Council South Africa and in collaboration with the South African Department of Mineral Resources and Energy (DMRE), began recalling foreign-based mineworkers to South Africa. More than 1,200 foreign-based mineworkers or approximately 20% of the Mponeng mine workforce started to report for work on 7 July 2020 and underwent a mandatory 14-day quarantine before being redeployed to the Company’s operations. All of AngloGold Ashanti’s mines are now operating normally, other than the Mponeng mine in South Africa and Cerro Vanguardia in Argentina which both continue with gradual ramp-ups to 100% capacity.

Despite the temporary suspension of certain operations, the Company continued to pay full salaries and benefits during this period to all employees, including those who could not work because of the lockdown restrictions. The Company also continued to pay contractor-related costs, while having to contend with disrupted supply chains.

The Company continues to manage the business with a cautious outlook, focusing on cash conservation, risk mitigation and maintaining a tight rein on costs.

Inventories of critical spares have been built to cover between three and six months of operations. We had also identified contingency plans early in the year to counter potential disruptions and built ore stockpiles to provide additional operating flexibility where possible. We have further worked closely with our associate partners at Rand Refinery (Pty) Limited in Johannesburg to ensure uninterrupted inbound transport of gold doré and expatriates from our African operations using accredited private charters when commercial airlines have suspended operations.

Beyond the business, we recognise the COVID-19 pandemic has spread suffering, disrupted billions of lives, and endangered the global economy. Tackling the pandemic requires co-operation and co-ordination of efforts by stakeholders to ensure that resources and technology are deployed to make the biggest possible impact on trying to control the pandemic and reduce the toll on human lives. To that effect, AngloGold Ashanti stepped up its humanitarian efforts across all host countries, working alongside governments, local communities, and healthcare facilities to help combat the spread of the virus. We introduced a host of initiatives on our mine sites and at the surrounding communities which include, among other things, providing critical medical PPE as well as hand washing stations and alcohol-based hand sanitisers, running comprehensive personal hygiene campaigns, and also distributing food parcels, water tanks and toilet facilities. In South Africa, the Company made available two hospitals in the North West and Gauteng provinces for the exclusive use by the provincial governments to treat and isolate COVID-19 patients, and also a residence for the accommodation of frontline healthcare workers. In addition, the Company made a variety of donations and other contributions amounting to $5m across the group's operations since the start of the pandemic, which includes the $1.2m (R20m) pledge to the Solidarity Response Fund in South Africa.
Announcements and subsequent events
Sale of South African assets - On 12 February 2020, AngloGold Ashanti announced that it has reached an agreement to sell its remaining South African producing assets and related liabilities to Harmony Gold Mining Company Limited, subject to the fulfilment of certain conditions. Consideration for the transaction is in cash and deferred payments with expected proceeds of around $300m, subject to subsequent performance, and with additional proceeds if the West Wits assets are developed below current infrastructure. Refer to note 8.

Dividend declaration – On 21 February 2020, the directors of AngloGold Ashanti declared a gross cash dividend per ordinary share of 165 South African cents.

Ratings Agencies – On 15 April 2020, AngloGold Ashanti announced that Moody’s Investors Service (Moody’s) has affirmed the Company’s Baa3 credit rating, with a stable outlook.

On 10 July 2020, Fitch Ratings (Fitch) has affirmed the Company’s credit rating at BBB-, with a stable outlook.

On 17 July 2020, S&P Global Ratings (S&P) published an update in which it views the Company’s current rating as BB+ with a stable outlook.

Bond Repayment – On 15 April 2020, AngloGold Ashanti repaid the principal of $700m on its 10-year bond issued in April 2010, which has matured.

Appointment of new Interim Company Secretary – On 27 March 2020 shareholders were advised that Ms Maria Sanz Perez had given 6 months’ notice of the intention to resign, effective 26 March 2020. Ms Sanz Perez departed from the Company on 30 June 2020.

Ms Lizelle Marwick, Executive Vice President, General Counsel and Compliance, has been appointed as Interim Company Secretary (effective 1 July 2020) while the Company continues to search for a suitable permanent replacement.

Appointment of new Interim CEO and Interim CFO – On 30 July 2020, AngloGold Ashanti announced that Mr. Kelvin Dushnisky will step down as Chief Executive Officer (CEO) and Executive Director, effective 1 September 2020. Mr. Dushnisky will continue to be available to assist the group with a smooth handover until 28 February 2021.

Ms. Christine Ramon, currently Chief Financial Officer (CFO) and Executive Director, has been appointed Interim CEO, while the Board of Directors embarks on a comprehensive recruitment process to find a new permanent CEO. Ms. Ramon will assume the role of Interim CEO on 1 September 2020. Mr. Ian Kramer, currently Senior Vice President: Group Finance, will assume the role of Interim CFO for the duration of the transition period.

Change to Board of Directors – On 31 July 2020, AngloGold Ashanti announced the appointment of Dr Kojo Busia as an independent non-executive director to its board of directors, effective 1 August 2020. Dr Busia will serve as a member of the Investment Committee and the Social and Ethics and Sustainability Committee.

Dr Busia recently held the position of Chief of Natural Resources Management Section, Division of Technology, Climate Change and Natural Resource Management at the United Nations Economic Commission for Africa (UNECA). Dr Busia is an internationally renowned leader and promoter of good governance in Africa, having 25 years of working experience in multilateral and bilateral organisations.